Reverse Capitalization - Reconciliation of Elements of Business Combination (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Cash	$ 5,725,000	$ 694
Transaction costs and advisory fees paid	(47,983,000)
Business Combination Net Cash Acquired	512,794,000
Inter Private trust and cash net of redemption [Member]
Business Acquisition [Line Items]
Cash - InterPrivate's trust and cash (net of redemption)	240,777,000
Private Offering [Member]
Business Acquisition [Line Items]
Cash - Private offering	$ 320,000,000